Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,880,000
Proposed Maximum Offering Price per Unit	54.2450
Maximum Aggregate Offering Price	$ 101,980,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,613.23
Offering Note	Represents additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), reserved for issuance under the Registrant’s Amended and Restated 2023 Omnibus Equity Incentive Plan (the “A&R 2023 Incentive Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Common Stock that become issuable under the 2023 A&R Incentive Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration that increases the number of the outstanding shares of Common Stock. The proposed maximum offering price per share is estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $54.245 per share, which represents the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Global Select Market on July 25, 2025.